Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Selling and Marketing Expenses [Abstract]
Payroll and related expenses	$ 4,111	$ 3,808	$ 3,247
Share-based payment	643	244	556
Payment processing fees	589	485	156
Media costs		1,506	5,572
Professional fees	143	136	117
Marketing	1,059	699	814
Amortization and impairment of intangible assets and depreciation	155	2,765	992
Other	333	392	369
Total of selling and marketing expenses	$ 7,033	$ 10,035	$ 11,823